Discontinued Operations - The Impairment Charge Recorded During The Year Ended (Detail) $ in Millions	Jan. 31, 2025 CAD ($)
Disclosure Impairment charge [Abstract]
Inventories	$ 108.3
Property, plant and equipment	56.7
Right of use assets	6.1
Intangible assets	12.8
Impairment on assets classified as held for sale	$ 183.9